S000070686 [Member] Investment Strategy - JOHCM International Select Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing primarily in common stocks and other equity securities of companies located outside the United States. The Fund’s equity securities include common and preferred stock, rights and warrants.
Typically, the Fund invests in a number of different countries, including emerging markets. The Fund may invest in companies of any size, including small- and mid capitalization companies, in order to achieve its objective.
The portfolio managers seek to identify and make investments based on a multi-dimensional investment process, considering a number of factors, including growth, valuation, size, momentum, and beta. Beta measures the volatility of a stock relative to the overall market. The Fund utilizes a core investment style with a growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges, which means that the Fund generally invests in larger, more established companies, but would expect to invest a somewhat greater portion of its assets in smaller, growth companies than would a typical large cap mutual fund. The GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund seeks those stocks, sectors, and countries with the potential to cause positive earnings surprises, with sustainably high or increasing return on equity, and with attractive valuations. The investment process utilizes a combination of bottom‑up investing and top‑down asset allocation that typically results in a portfolio of 30 to 60 holdings. Bottom‑up investing utilizes techniques such as fundamental analysis to assess growth and value potential of individual issuers. In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the portfolio managers evaluate, among other things, the financial condition and management of a company, its industry, stability of the country in which the company is located, and the interrelationship of these variables over time.
Top‑down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.
Investments are predominantly in common stock, however the Fund also expects to gain some of its equity exposure indirectly, such as through purchasing depositary receipts, exchange-traded funds (“ETFs”) and/ or participatory notes. Participatory notes (commonly known as “P‑notes”) are instruments that provide exposure to, primarily, equity securities of issuers listed on a non‑U.S. exchange and are typically used when a direct investment in the underlying security is either unpermitted, restricted or uneconomical due to country-specific regulations or other restrictions.